INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Company's effective income tax rate reconciliation
The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the Company’s effective income tax rate is detailed as follows for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
	%	%	%
Combined Canadian federal and provincial income tax rate	28.8	29.5	29.5
Foreign earnings/losses taxed at higher income tax rates	6.8	6.6	5.8
Foreign earnings/losses taxed at lower income tax rates	(0.6)	(0.7)	(1.0)
Impact of TCJA enactment	(12.4)	—	—
Change in statutory rates	1.2	0.4	(1.6)
Prior period adjustments	—	—	(3.1)
Nondeductible expenses	0.4	0.7	0.7
Impact of other differences	(3.5)	(2.7)	(1.1)
Nontaxable dividend	(6.6)	(6.9)	(7.6)
Change in derecognition of deferred tax assets	2.8	0.8	(5.4)
Effective income tax rate	16.9	27.7	16.2

Schedule of major components of income tax expense (benefit)
The major components of income tax expense (benefit) are outlined below for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
	$	$	$
Current income tax expense	6,635	8,757	8,185
Deferred tax expense (benefit)
TCJA reduction in US corporate statutory rate	(10,122)	—	—
Derecognition (recognition) of US deferred tax assets	885	175	(113)
US temporary differences	15,668	10,818	7,794
Derecognition (recognition) of Canadian deferred tax assets	412	330	(3,847)
Canadian temporary differences	1,202	(352)	(1,095)
Temporary differences in other jurisdictions	(1,631)	(159)	59
Total deferred income tax expense	6,414	10,812	2,798
Total tax expense for the year	13,049	19,569	10,983

Schedule of income tax expense (benefit) relating to components of other comprehensive income (loss)
The amount of income taxes relating to components of other comprehensive income (loss) for each of the years in the three-year period ended December 31, 2017 is outlined below:

	Amount before income tax	Deferred income taxes	Amount net of income taxes
	$	$	$
For the year ended December 31, 2017
Deferred tax expense on remeasurement of defined benefit liability	302	(213)	89
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges	2,358	(750)	1,608
	2,660	(963)	1,697

Deferred tax expense due to TCJA reduction in US statutory rate			(598)

For the year ended December 31, 2016
Deferred tax expense on remeasurement of defined benefit liability	267	(66)	201
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges	219	(83)	136
	486	(149)	337
For the year ended December 31, 2015
Deferred tax expense on remeasurement of defined benefit liability	2,550	(964)	1,586
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	(438)	166	(272)
	2,112	(798)	1,314

Schedule of recognized deferred tax assets and liabilities
The amount of recognized deferred tax assets and liabilities is outlined below:

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2017
Tax credits, losses, carryforwards and other tax deductions	11,387	—	11,387
Property, plant and equipment	15,661	(28,208)	(12,547)
Pension and other post-retirement benefits	7,175	—	7,175
Share-based payments	4,532	—	4,532
Accounts payable and accrued liabilities	3,894	—	3,894
Goodwill and other intangibles	7,950	(9,692)	(1,742)
Trade and other receivables	344	—	344
Inventories	1,939	—	1,939
Other	466	(1,590)	(1,124)
Deferred tax assets and liabilities	53,348	(39,490)	13,858

Presented in the consolidated balance sheets as:

December 31, 2017
$
Deferred tax assets	27,627
Deferred tax liabilities	(13,769)
13,858

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2016
Tax credits, losses, carryforwards and other tax deductions	15,689	—	15,689
Property, plant and equipment	18,125	(30,078)	(11,953)
Pension and other post-retirement benefits	11,467	—	11,467
Share-based payments	8,749	—	8,749
Accounts payable and accrued liabilities	6,893	—	6,893
Goodwill and other intangibles	3,658	(9,885)	(6,227)
Trade and other receivables	353	—	353
Inventories	2,871	—	2,871
Other	539	(1,102)	(563)
Deferred tax assets and liabilities	68,344	(41,065)	27,279

Presented in the consolidated balance sheets as:

December 31, 2016
$
Deferred tax assets	36,611
Deferred tax liabilities	(9,332)
27,279

Schedule of changes in deferred tax assets and liabilities
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2016:

	Balance January 1, 2016	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in other comprehensive income	Business acquisitions	Balance December 31, 2016
	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	20,319	(4,630)	—	—	—	15,689
Property, plant and equipment	16,801	1,324	—	—	—	18,125
Pension and other post-retirement benefits	10,838	707	—	(78)	—	11,467
Share-based payments	6,409	731	1,609	—	—	8,749
Accounts payable and accrued liabilities	4,453	2,420	—	—	20	6,893
Goodwill and other intangibles	3,464	194	—	—	—	3,658
Trade and other receivables	1,698	(1,345)	—	—	—	353
Inventories	1,682	1,189	—	—	—	2,871
Other	583	39	—	(83)	—	539
	66,247	629	1,609	(161)	20	68,344
Deferred tax liabilities
Property, plant and equipment	(17,851)	(10,791)	—	—	(1,436)	(30,078)
Other	(970)	(132)	—	—	—	(1,102)
Goodwill and other intangibles	(2,118)	551	—	—	(8,318)	(9,885)
	(20,939)	(10,372)	—	—	(9,754)	(41,065)
Deferred tax assets and liabilities	45,308	(9,743)	1,609	(161)	(9,734)	27,279
Impact due to foreign exchange rates		(1,069)	—	12
Total recognized		(10,812)	1,609	(149)
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2017:

	Balance January 1, 2017	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in other comprehensive income	Recognized in deficit	Business acquisitions	Balance reclassified from accrued liabilities	Balance December 31, 2017
	$	$	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	15,689	(4,302)	—	—	—	—	—	11,387
Property, plant and equipment	18,125	(2,464)	—	—	—	—	—	15,661
Pension and other post-retirement benefits	11,467	(3,418)	—	(874)	—	—	—	7,175
Share-based payments	8,749	(1,309)	(3,732)	—	824	—	—	4,532
Accounts payable and accrued liabilities	6,893	(3,081)	—	—	—	82	—	3,894
Goodwill and other intangibles	3,658	4,292	—	—	—	—	—	7,950
Trade and other receivables	353	(64)	—	—	—	55	—	344
Inventories	2,871	(953)	—	—	—	21	—	1,939
Other	539	231	—	(304)	—	—	—	466
	68,344	(11,068)	(3,732)	(1,178)	824	158	—	53,348
Deferred tax liabilities
Property, plant and equipment	(30,078)	5,050	—	—	—	(2,405)	(775)	(28,208)
Other	(1,102)	(161)	—	(327)	—	—	—	(1,590)
Goodwill and other intangibles	(9,885)	889	—	—	—	(696)	—	(9,692)
	(41,065)	5,778	—	(327)	—	(3,101)	(775)	(39,490)
Deferred tax assets and liabilities	27,279	(5,290)	(3,732)	(1,505)	824	(2,943)	(775)	13,858
Impact due to foreign exchange rates		(1,124)	—	(56)	—
Total recognized		(6,414)	(3,732)	(1,561)	824

Schedule of deductible temporary differences and unused tax losses for which no deferred tax asset is recognized
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized in the consolidated balance sheets are as follows:

	December 31, 2017	December 31, 2016
	$	$
Tax losses, carryforwards and other tax deductions	25,004	22,015
Share-based payments	2,972	—
	27,976	22,015

Schedule of expiration dates relating to unused tax credits
The following table presents the amounts and expiration dates relating to unused tax credits in Canada for which no deferred tax asset is recognized in the consolidated balance sheets as of December 31:

	2017	2016
	$	$
2018	676	633
2019	1,271	1,191
2020	561	526
2021	212	199
2022	483	453
2023	239	224
2024	225	211
2025	381	357
2026	292	273
2027	266	249
2028	309	290
2029	247	231
2030	224	210
2031	328	308
2032	197	185
2033	242	226
2034	214	200
2035	569	533
2036	373	257
2037	207	—
Total tax credits derecognized	7,516	6,756

Schedule of expiration dates of operating losses carried forward
The following table presents the year of expiration of the Company’s operating losses carried forward in Canada as of December 31, 2017:

	Deferred tax assets not recognized
	Federal	Provincial
	$	$
2029	947	946
2030	2,586	2,586
2031	1,630	1,630
2037	1,213	1,213
	6,376	6,375